Fair Value Measurements - Schedule of Changes in the Estimated Fair Value of the Financial Instruments using Significant Level 3 Inputs (Details) - Level 3 [Member] $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Changes in the Estimated Fair Value of the Financial Instruments using Significant Level 3 Inputs [Line Items]
Balance
Issuance of Bridge Package Contingent Warrants	1,485
Change in fair value of Bridge Package Contingent Warrants	(1,260)
Reclassification to permanent equity on June 6, 2025	(193)
Impact as a result of foreign exchange rates	(32)
Balance